Capital and reserves - Other reserve (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 GBP (£) shares
Increase (decrease) through acquisition of subsidiary, equity	$ 39,783,820
Miscellaneous other reserves [member]
Increase (decrease) through acquisition of subsidiary, equity	5,061,304
Miscellaneous other reserves [member] | Oxsed Limited [member]
Loan notes with a principal amount , first portion	$ 7,549,258	£ 5,865,450
Number of shares issued | shares	1,652,248	1,652,248
Miscellaneous other reserves [member] | ACT Genomics Holdings Company Limited [Member]
Increase (decrease) through acquisition of subsidiary, equity	$ 5,061,304
Treasury shares [member]
Purchase of treasury shares	$ 661,519
Number of shares outstanding | shares	310,825	310,825